Stockholders Equity (Schedule of Warrant Activity) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Warrants, Granted	0	0
Warrants, Canceled, expired or forfeited	0	(42,128)
Warrants, Exercised	(81,020)	(101,507)
Warrants outstanding	315,546	396,566	540,201
Weighted average grant date value	$ 0.60	$ 0.30	$ 0.23